Segment information (Tables)	12 Months Ended
Dec. 31, 2016
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2016	2015	2014
Net revenues (CHF million)
Swiss Universal Bank	5,759	5,721	5,912
International Wealth Management	4,698	4,552	4,942
Asia Pacific	3,597	3,839	3,335
Global Markets	5,497	6,826	7,426
Investment Banking & Capital Markets	1,972	1,787	2,109
Strategic Resolution Unit	(1,271)	511	1,838
Corporate Center	71	561	680
Net revenues	20,323	23,797	26,242
Income/(loss) from continuing operations before taxes (CHF million)
Swiss Universal Bank	2,025	1,675	2,024
International Wealth Management	1,121	723	1,260
Asia Pacific	725	377	900
Global Markets	48	(1,931)	2,014
Investment Banking & Capital Markets	261	(314)	511
Strategic Resolution Unit	(5,759)	(2,652)	(3,107)
Corporate Center	(687)	(300)	25
Income/(loss) from continuing operations before taxes	(2,266)	(2,422)	3,627
Total assets
end of	2016	2015
Total assets (CHF million)
Swiss Universal Bank	228,363	220,359
International Wealth Management	91,083	96,085
Asia Pacific	97,221	85,929
Global Markets	239,700	234,276
Investment Banking & Capital Markets	20,784	18,712
Strategic Resolution Unit	80,297	100,823
Corporate Center	62,413	64,621
Total assets	819,861	820,805

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2016	2015	2014
Net revenues (CHF million)
Switzerland	8,426	8,548	8,247
EMEA	2,064	3,846	4,358
Americas	7,217	8,470	11,097
Asia Pacific	2,616	2,933	2,540
Net revenues	20,323	23,797	26,242
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	2,111	1,746	401
EMEA	(2,460)	(1,464)	(562)
Americas	(1,573)	(2,877)	3,739
Asia Pacific	(344)	173	49
Income/(loss) from continuing operations before taxes	(2,266)	(2,422)	3,627
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2016	2015
Total assets (CHF million)
Switzerland	248,496	221,372
EMEA	156,494	162,232
Americas	333,185	355,542
Asia Pacific	81,686	81,659
Total assets	819,861	820,805
The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2016	2015	2014
Net revenues (CHF million)
Swiss Universal Bank	5,759	5,721	5,912
International Wealth Management	4,698	4,552	4,942
Asia Pacific	3,597	3,839	3,335
Global Markets	5,497	6,826	7,426
Investment Banking & Capital Markets	1,972	1,787	2,109
Strategic Resolution Unit	(1,271)	511	1,838
Adjustments [1]	(450)	(25)	27
Net revenues	19,802	23,211	25,589
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,025	1,675	2,024
International Wealth Management	1,121	723	1,260
Asia Pacific	725	377	900
Global Markets	48	(1,931)	2,014
Investment Banking & Capital Markets	261	(314)	511
Strategic Resolution Unit	(5,759)	(2,652)	(3,107)
Adjustments [1]	(1,189)	(816)	(641)
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	2016	2015
Total assets (CHF million)
Swiss Universal Bank	228,363	220,359
International Wealth Management	91,083	96,085
Asia Pacific	97,221	85,929
Global Markets	239,700	234,276
Investment Banking & Capital Markets	20,784	18,712
Strategic Resolution Unit	80,297	100,823
Adjustments [1]	44,874	47,747
Total assets	802,322	803,931
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2016	2015	2014
Net revenues (CHF million)
Switzerland	7,894	7,967	7,585
EMEA	2,036	3,819	4,301
Americas	7,267	8,514	11,173
Asia Pacific	2,605	2,911	2,530
Net revenues	19,802	23,211	25,589
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,677	1,315	(179)
EMEA	(2,487)	(1,493)	(621)
Americas	(1,602)	(2,909)	3,723
Asia Pacific	(356)	149	38
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2016	2015
Total assets (CHF million)
Switzerland	231,042	204,715
EMEA	156,484	162,093
Americas	333,115	355,481
Asia Pacific	81,681	81,642
Total assets	802,322	803,931
The designation of total assets by region is based upon customer domicile.